Risk Administration (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 12, 2017
Other financial liabilities	$ 349,083,644	[1]	$ 236,421,786	[1]	$ 168,118,198
Financial assets	$ 672,389,766		$ 478,944,217
Percentage of entitys revenue	27.30%		28.10%
Foreign exchange gain (loss)	$ 3,299,657		$ (2,563,019)		456,995
Percentage Increase Decrease In Exchange Rate	10.00%
Gains (losses) on exchange differences on translation, net of tax	$ 37,990,079	[2]	(34,786,480)	[2]	(27,280,176)
Gain Loss On Exchange Difference Net Of Tax,Hypothetical Effect On Net Income	22,116,350		18,772,323		13,908,457
Profit (loss) from operating activities	472,751,376		227,177,411		192,305,813
Gains (losses) on exchange differences on translation, before tax	37,990,079	[2]	(34,786,480)	[2]	(27,280,176)
Reserve of exchange differences on translation	37,008,642		21,161,126		17,869,963
Finance costs	23,560,662		24,166,313		20,307,238
Profit (loss) before tax	458,211,348	[3]	196,474,395		170,328,270
Income From Indexation Units	742,041		(110,539)		(2,246,846)
Cost of sales, food and beverage	$ 650,386,343		586,223,676		540,692,964
Borrowings, interest rate basis	possible increase of 100 bps in variable interest rates
Subsidiaries [Member]
Investments in subsidiaries, joint ventures and associates	$ 247,679,930		133,134,842
Associates [member]
Investments in subsidiaries, joint ventures and associates	958,474		7,406,020
Joint ventures where entity is venturer [member]
Investments in subsidiaries, joint ventures and associates	121,448,016		71,070,399
Foreign Subsidiaries [Member]
Profit (loss) from operating activities	$ 56,533,194		$ 46,395,490		$ 23,057,091
CHILE
Percentage of entitys revenue	7.00%		7.00%		8.00%
Argentine Peso And Parauayan Guarani [Member]
Percentage Increase Decrease In Exchange Rate	10.00%
US Dollar [Member]
Percentage Increase Decrease In Exchange Rate	10.00%
Currency risk [member]
Credit exposure	$ 88,218,862		$ 69,160,367
Other financial liabilities	25,403,961		10,945,398
Financial assets	$ 234,306,916		$ 140,345,944
Percentage Of Entity Total Costs	61.00%		62.00%		63.00%
Currency risk [member] | Country of domicile [member]
Financial assets	$ 1,364,230		$ 1,026,554
Accounts Receivable Percentage In Total Trade Accounts Receivable	63.00%				55.00%	(66.00%)
Credit Insurance Coverage Rate	84.00%		(88.00%)
Description Of Trade Receivable Structure In Entity	As of December 31, 2018, the Company has approximately 1,294 customers (1,205 customers in 2017) with more than Ch$ 10 million in debt each, which altogether represent approximately 86% (85% in 2017) of total trade accounts receivable. There are 261 customers (240 customers in 2017) with balances in excess of Ch$ 50 million each, representing approximately 75% (74% in 2017) of the total accounts receivable. The 90% (94% in 2017) of those accounts receivable are covered by credit insurance.
Credit Worthiness Percentage	99.00%		(99.00%)
Provisions	$ 6,059,201		$ 4,154,752
Currency risk [member] | Country of domicile [member] | Top of range [member]
Credit Insurance Coverage Rate	90.00%
Currency risk [member] | Foreign countries [member]
Credit exposure	$ 7,871,677		$ 7,894,180
Accounts Receivable Percentage In Total Trade Accounts Receivable	12.00%		(12.00%)
Description Of Trade Receivable Structure In Entity	As of December 31, 2018, there were 58 customers (63 customers in 2017) with more than ThCh$ 65,000 of debt each, which represent 92% (91% in 2017) of VSPT´s total export market accounts receivable.
Credit Insurance Coverage Rate For Individual Accounts Receivable	99.50%		(99.70%)
Credit Insurance Coverage Rate For Total Trade Accounts Receivable	90.00%		(90.00%)
Currency risk [member] | Chilean Pesos [Member]
Credit Exposure Percentage On Total Other Financial Liabilities	9.00%		6.00%
Currency risk [member] | Unidades de Fomento [Member]
Credit Exposure Percentage On Total Other Financial Liabilities	91.00%		94.00%
Exchange rate sensitivity analysis [Member]
Gains (losses) on exchange differences on translation, before tax	$ 5,653,319		$ 4,639,549		$ 2,305,709
Interest Rate Risk [Member]
Gains (losses) on exchange differences on translation, net of tax	99,589		76,478		289,448
Profit (loss) before tax	5,059		17,176		34,228
Interest Rate Risk [Member] | Floating interest rate [member]
Borrowings	$ 8,576,258		$ 6,560,842
Debt Classification Percentage	3.00%		(3.00%)
Interest Rate Risk [Member] | Fixed interest rate [member]
Debt Classification Percentage	97.00%		(97.00%)
Percentage of debt after considering the effect of interest rates and currency swaps	99.80%		(99.00%)
Inflation Risk [Member]
Percentage Change In Monetary Units	3.00%
Inflation Risk Impact On Net Income Loss	$ 3,380,752		$ 1,419,965		3,062,661
Income From Indexation Units	$ 742,041		$ 110,539		2,246,846
Raw material price risk [Member]
Wine Supply Percentage From Own Vineyards	41.00%		(34.00%)
Wine Supply Percentage From Third Party	74.00%		(78.00%)
Cost of sales, food and beverage	$ 650,386,343		$ 586,223,676		$ 540,692,964
Raw material price risk [Member] | Vina San Pedro Tarapaca S.A [Member]
Wine Supply Percentage From Own Vineyards	26.00%		(22.00%)
Wine Supply Percentage From Third Party	63.00%		(69.00%)
Percentage of Grape Needs Acquire From Long-Term Agreements	11.00%		(9.00%)
Raw material price risk [Member] | International Business Operating Segment [Member]
Cost Of Cans Percentage In Direct Costs	38.00%		(33.00%)		34.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 13,545,233		$ 10,404,929		$ 8,089,082
Raw material price risk [Member] | Wine Operaing Segment [Member]
Wine Cost Percentage in Direct Costs	64.00%		(61.00%)		56.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 8,734,204		$ 8,215,317		$ 7,222,786
Raw material price risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
Wine Cost Percentage in Direct Costs	38.00%		(42.00%)
Raw material price risk [Member] | Chile operating segment [Member]
Change In Direct Costs Impact On Loss Income Before Tax	$ 30,150,723		$ 28,604,884		$ 28,075,829
Raw material price risk [Member] | CHILE | Operating Segments [Member]
Cost Of Cans Percentage In Direct Costs	12.00%		(12.00%)		15.00%
Commodity price risk [member] | CHILE | Operating Segments [Member]
Raw Material Percentage In Direct Costs	27.00%		(29.00%)		30.00%

[1]	See Note 21 - Other financial liabilities.
[2]	These concepts will be reclassified to the Statement of Income when it’s settled.
[3]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.